Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the Year Ended December 31,
	2012	2013	2014
	US$	US$	US$

Numerator:
Net income attributable to Jumei International Holding Limited	8,104	25,004	65,924
Redeemable Preferred Shares redemption value accretion	(1,688)	(1,795)	(755)
Income allocation to participating preferred shares	(1,292)	(7,403)	(9,127)
Numerator for basic and diluted income per share attributable to Jumei's ordinary shareholders	5,124	15,806	56,042

Denominator:
Weighted average number of ordinary shares – basic	50,070,659	59,475,739	115,090,686
Dilutive effect of share options	4,614,606	4,093,946	5,301,794
Dilutive effect of RSUs	-	-	450
Dilutive effect of Founders' shares	28,987,721	19,627,103	4,824,124
Weighted average number of ordinary shares – diluted	83,672,986	83,196,788	125,217,054

Net income per share attributable to Jumei's ordinary shareholders
- Basic	0.10	0.27	0.49
- Diluted	0.06	0.19	0.45